Income taxes and other taxes (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Current assets taxes	$ 540,000,000	$ 418,000,000
Current liabilities taxes	174,000,000	198,000,000
Current tax liabilities noncurrent	353,000,000	357,000,000
Country of domicile [member]
IfrsStatementLineItems [Line Items]
Current assets taxes	436,000,000,000	391,000,000,000
Current liabilities taxes	125,000,000,000	156,000,000,000
Current tax liabilities noncurrent	353,000,000,000	357,000,000,000
Country of domicile [member] | Tax settlement programs - PRT [member]
IfrsStatementLineItems [Line Items]
Current assets taxes
Current liabilities taxes	47,000,000,000	45,000,000,000
Current tax liabilities noncurrent	353,000,000,000	357,000,000,000
Country of domicile [member] | Income Taxes [member]
IfrsStatementLineItems [Line Items]
Current assets taxes	436,000,000,000	391,000,000,000
Current liabilities taxes	78,000,000,000	111,000,000,000
Current tax liabilities noncurrent
Foreign countries [member]
IfrsStatementLineItems [Line Items]
Current assets taxes	104,000,000,000	27,000,000,000
Current liabilities taxes	49,000,000,000	42,000,000,000
Current tax liabilities noncurrent